Jody M. Walker
                             Attorney At Law
                         7841 South Garfield Way
                          Centennial, CO 80122
303-850-7637 telephone  jmwalker85@earthlink.net 303-482-2731 facsimile

March 29, 2011

Division of Corporation Finance
Securities and Exchange Commission
100 F. Street N.E.
Washington, D.C. 20549

Re:  Strategic Dental Management Corp.
     Registration Statement on Form S-1
     Filed February 8, 2011
     File No. 333-172110

Gentlemen:

We have reviewed the Securities and Exchange Commission's comment letter dated March 7, 2011, and have provided the following responses.

Cover Page
----------
1. You have two indications on your cover page as to whether or not the securities being registered are offered on a delayed or continuous basis, one checked and unchecked. Please remove the incorrect indication.

  The disclosure has been revised for accuracy.

Prospectus Summary, page 6
--------------------------
2. Elsewhere in your registration statement, you note that one of your goals is to acquire a dental practice within the next twelve (12) months. Please include this goal in your summary discussion.

The disclosure updated as follows:

We will use the proceeds of this offering to acquire a dental practice within the next twelve (12) months. Should we be unable to raise at least $75,000, we would give priority to allocating capital to complete everything necessary to be ready to meet our SEC reporting requirements. Any remaining capital would be used to fund our working capital needs. If we are unable to raise the funds needed, Mr. Ray, an officer and director has agreed to provide the necessary funds to move forward with the marketing and promotion.

3. You state here that the proceeds of your offering will be used to develop and execute a marketing plan. However, on page 27, you indicate that the bulk of the proceeds will be applied toward the purchase of a dental practice, either with or without property. Please reconcile this discrepancy and, if your proceeds will be largely directed toward the purchase of a practice, amend your disclosure here accordingly. You should also note here how you will allocate proceeds if you fail to raise at least $75,000, as you have done on page 28.

The disclosure updated as follows:

We will use the proceeds of this offering to develop and execute a fully operational valid marketing plan for our product. We plan to acquire a dental practice within the next twelve (12) months. Should we be unable to raise the necessary capital, we would give priority to allocating capital to complete everything necessary to be ready to meet our SEC reporting requirements.
Any remaining capital would be used to fund our working capital needs. If we are unable to raise the funds needed, Mr. Ray, an officer and director has agreed to provide the necessary funds to move forward with the marketing and promotion.

Risk Factors
------------
"Funds raised in this offering will not be sufficient to purchase more than one dental practice along with the building and assets. It is likely that we will incur operating losses in the next twelve months and need to raise additional capital" page 8

4. Given the current state of your operations, please revise this risk factor in both the header and the body to state that you are likely to incur operating losses in at least the next twelve months, and possibly for some time afterward.

Risk factor 2 has been revised for accuracy as follows:

2. Funds raised in this offering will not be sufficient to purchase more than one dental practice along with the building and assets. It is likely that we will incur operating losses in the next twelve months, and possibly for some time afterward, and will need to raise additional capital.

Although we hope to raise sufficient money from this offering to locate and purchase at least one practice, there is no assurance that we will be successful. We will incur operating losses in the next twelve months and possibly for some time afterward. It will be necessary to either raise additional capital or to secure bank loans to purchase the practices along with all equipment. Furthermore, it will be necessary for the registrant to raise additional capital over the next 12 to 24 months to be able to acquire additional practices and to fully implement our business plan.

"Our auditors have expressed a going concern issue that notes our need for capital and/or revenues to survive as a business" page 8

5. Please include both your current cash balance and your accumulated deficit figure in this risk factor.

The disclosure has been updated as follows:

We are currently a development stage company. Continued operations are dependent on our ability to complete equity or debt financing activities or to generate profitable operations. Such capital formation activities may not be available or may not be available on reasonable terms. Our financial statements do not include any adjustments that may result from the outcome of this uncertainty. As of December 31, 2010, we had a cash balance of $7,855, and an accumulated deficit of $(7,866). We believe that if we do not raise sufficient money from our offering, we may have to suspend or cease operations within twelve months. Therefore, we may be unable to continue operations in the future as a going concern. If we cannot continue as a viable entity, our stockholders may lose some or all of their investment in the registrant.

6. Please clarify your statement "Our financial statements do not include any adjustments that may result from the outcome of this uncertainty," and provide an explanation as to which adjustments you are referring to.

The sentence has been deleted for clarity.

"As a development stage company, we may experience substantial cost overruns in acquiring our first practices" page 9.
---------------------------------------------------
7. The possibility that you may incur cost overruns s likely not limited to only the first two practices you acquire. Accordingly, please revise this risk factor to state that cost overruns could impact multiple purchases as you attempt to execute your business plan or, alternatively, explain to us why you feel this risk is only applicable to your first two acquisitions.

The risk factor disclosure has been updated as follows:

4.	As a development stage company, we may experience
substantial cost overruns in acquiring dental practices and creating a strategy for future stages such marketing the practices, and we may not have sufficient capital to purchase other practices.

We may experience substantial cost overruns in purchasing dental practices, and may not have sufficient capital to successfully execute our entire business plan. Because the practices are not yet identified, we do not currently know the exact purchase price or timing of purchase. If the purchase prices are greater than expected, we may not have nor be able to raise sufficient capital to purchase other practices. In addition, the commercial success of any dental practice is often dependent upon factors beyond the control of the registrant attempting to market the services, including, but not limited to, market acceptance of the company, medical industry or governmental restrictions, and whether or not third parties promote the services through prominent marketing channels and/or other methods of promotion.

"We are a small company with limited resources compared to some of our current and potential competitors" page 10
------------------------------------------
8.  Please identify your current and potential competitors

Disclosure has been updated to provide more information about our competitors as follows:

The industry that we propose to be in is highly competitive. We cannot guarantee that the features of our product are enough to effectively capture a significant enough market share to successfully launch and sustain our busines. Our current competitors include dentists with their own practice, dentists that own multiple practices, regional and national chains,
corporate owned practices, and dental management groups.   Of the
practices with multiple locations, the most recognizable names include Western Dental, Dental One, Southwest Dental, Sunwest Dental, Pacific Dental, and Bright Now Dental. These companies own between 5-15 offices each. Everyone in the preceding list is also a potential competitor since they will consider adding additional offices in areas with a lower than average concentration of dentists. Other potential competitors include new dentists opening their first office, dentists relocating from another state, and dental associates wanting to open their own office. These competitors have greater name credibility with our potential distributors and customers. Our competitors also may be able to adopt more aggressive pricing policies and devote greater resources to the development, promotion, and sale of their services than we can to ours. To be competitive, we must continue to invest significant resources in sales and marketing, and customer support. We may not have sufficient resources to make the investments necessary to be competitive, which in turn will cause our business to suffer and restrict our profitability potential.

"We will rely on third parties to perform all dental work" page 10
------------------------------------------------------------------
9. Your disclosure elsewhere in the prospectus indicates that you will hire dentists and hygienists as employees to perform all dental work. As such, they will not be third parties, as that term is generally understood. Please revise the heading and the body of this risk factor to clarify that the risk is that you may not find or retain a sufficient level of dentists. Moreover, it does not seem correct that you will have little or no control over your dentists and hygienists. As your employees, these personnel must abide by the terms of their employment relationships. Accordingly, please delete your statements that you will have little or no control over these personnel or explain why, as your employees, you may have no ability to control the services they perform.

Risk factor 6 has been deleted for accuracy, and risk factor 7 has been expanded as required.

7.	Our success depends on hiring the staff, dentists, and
hygienists. We may not be able to locate and hire necessary personnel to make our operations a success.

The expansion of our business will place further demands on existing management and future growth. Profitability will depend, in part, on our ability to hire and retain the necessary personnel to operate our business. There is no certainty that we will be able to identify, attract, hire, train, retain and motivate other highly skilled dentists and hygienists as well as other, administrative, managerial, marketing and customer service personnel. Competition for such personnel is intense and there is no certainty that we will be able to successfully attract, integrate or retain sufficiently qualified personnel. The failure to attract and retain the necessary personnel could have a materially adverse effect on our business, operations and financial condition.

We intend to hire all staff upon purchase of each practice. In general, most staff will stay in place from the previous owner, however it is possible that some or all of the staff may either quit or we may find it necessary to let all staff members go and start new. Our future revenue growth will depend in large part on being able to hire skilled dentists and hygienists as well as the other staff members. We may or may not be successful in acquiring a dentist to work as an associate at any or all of the practices.

"Our officers have no experience in running multiple dental offices. They may not be able to successfully operate such a business which could cause you to lose your investment," page 11
-------------------------------------------
10. Please revise your statement that "you" have successfully run a single dental practice, as "you" refers to the registrant, not the officers, and identify the name and location of the dental practice run by your officers.

Disclosure has been updated for clarity as follows:

Our officers have been very successful in running a single dental practice. They purchased SofTouch Dental LLC located in Gilbert Arizona in June of 2005 and brought it from $30,000 a month of production up to $80,000 per month in production within 7 months of ownership. Although our officers have successfully run a single dental practice, they are not experienced in running several practices simultaneously. Our current officers have effective control over all decisions regarding both policy and operations of our operations with no oversight from other management. Our success is contingent upon the ability of these individuals to make appropriate business decisions in these areas. However, our officers have no experience in operating multiple dental practices. It is possible that this lack of relevant operational experience could prevent us from becoming a profitable business.

"If we lose the services of key members of our management team, we may not be able to execute our business strategy effectively" page 11
-----------------------------------------------------------------
11. Please note in your risk factor that neither of your executive officers has entered into an employment agreement with you and are, in effect, at-will employees.

The disclosure updated for accuracy as follows:

10.	If we lose the services of key members of our management
team, we may not be able to execute our business strategy effectively.

Our future success depends in a large part upon the continued service of key members of our management team. In particular, Brian E. Ray, our chief executive officer and John Lundgreen, chief financial officer, are critical to our overall management as well as our strategic direction. The loss of Messrs. Ray's and/or Lundgreen's services could have a material adverse effect on our business operations and financial condition. We do not maintain any key-person life insurance policies. The loss of any of our management or key personnel could materially harm our business. Neither of our executive officers have entered into an employment agreement with us, and are, in-effect at-will employees.

"Our officers have other business activities" page 11
-----------------------------------------------------
12. Please clarify whether the other business activities of Mr. Ray and Mr. Lungreen may compete for business opportunities with the registrant and, if so, whether this will run afoul of these directors' state law duties to the registrant.

The disclosure updated for accuracy as follows:

12.	Our officers have other business activities and will only be devoting up to 50% of their time to our operations. Our operations may be sporadic which may result in periodic interruptions or suspensions of our business activities.

Our officers are not required to work exclusively for us, are only engaged in our business activities on a part-time basis and do not intend to devote full time to the business of the registrant in the foreseeable future. This could cause the officers a conflict of interest between the amount of time they devote to our business activities and the amount of time required to be devoted to their other activities. Our current officers, intend to devote only approximately 20 to 30 hours per week to our business activities, however they devote whole days or even multiple days at a stretch when required. Subsequent to the completion of this offering, the purchase of two practices, and the raising of additional needed capital, we intend to increase our business activities in terms of development, marketing and sales. This increase in business activities may require that our officers engage in our business activities on a full-time basis or that we hire additional employees; however, at this time, we do not have sufficient funds to pursue either option. Messrs. Ray and Lundgreen are of the opinion that, though their other activities may compete with the activities of the registrant, they are aware of their fiduciary duties and will not violate duties to the registrant.

"We have not yet adopted certain corporate governance measures" page 13
-----------------------------------------------------------------------
13. Please specify the corporate governance measures to which you refer and state when you will be required to comply with them.

The disclosure has been revised as follows:

The Sarbanes-Oxley Act of 2002, as well as rule changes proposed and enacted by the SEC, the New York and American Stock Exchanges and the Nasdaq Stock Market, as a result of Sarbanes-Oxley, require the implementation of various measures relating to corporate governance. These measures required by Sarbanes-Oxley are designed to enhance the integrity of corporate management and the securities markets and apply to securities which are listed on those exchanges or the Nasdaq Stock Market. Because we are not a publicly traded company, we not presently required to comply with many of the corporate governance provisions and because we chose to avoid incurring the substantial additional costs associated with such compliance any sooner than necessary, we have not yet adopted these measures.

"We may be exposed to potential risks resulting from new requirements under Section 404" page 14
---------------------------------------------------------------------
14. Please state when you will be required to comply with Section 404 and explain why your inability to segregate responsibilities for financial reporting poses risks to the company.

The risk factor has been altered to clarify the meaning of the statement.

If we become registered as a publicly trading company with the SEC, we will be required, pursuant to Section 404 of the Sarbanes-Oxley Act of 2002, to include in our annual report our assessment of the effectiveness of our internal control over
financial reporting.   The cost of these assessments can be
prohibitive, which would mean less of our capital would be available for operational uses.

 "There is a disparity between the offering price and the prices at which the selling security holders acquired their common shares. This may negatively affect your ability to sell your common shares in the future" page 15
-----------------------------------------------------------------------
-
15. Please revise this risk factor to make clear that risk of dilution is that purchasers in the offering will acquire their shares at a price per share significantly greater than the price paid by existing shareholders and therefore investors in this offering will experience immediate dilution in the book value of their shares.

The second paragraph of risk factor 15 has been revised as follows:

In the offering, the selling security holders will sell their common shares at $.10 per common share until our common shares are quoted on a market or securities exchange. The selling security holders acquired their common shares for no cash and/or services for $.001 per common share and are registering common shares to be sold at $.10 until our common shares are quoted on the OTC Electronic Bulletin Board. The risk of dilution is that purchasers in the offering will acquire their shares at a significantly greater price than that paid by existing shareholders and thus investors in this offering will experience immediate dilution in the book value of their shares.

16. This risk factor is duplicative of the one on page 13 that begins "(w)e are not subject to compliance with rules requiring the adoption of certain corporate governance measures." Please delete it.

The risk factor has been deleted.

"We may be exposed to potential risks resulting from new requirements under Section 404 of the Sarbanes-Oxley Act of 2002." page 17
---------------------------------------------------------------------
17. This risk factor is identical to one on page 14. Please delete it.

The risk factor has been deleted.

"The costs to meet our reporting and other requirements as a public company subject to the Exchange Act of 1934 will be substantial" page 17
-----------------------------------------------------------------------
-
18. This risk factor is virtually identical to one on page 14, with the exception of your estimate of the costs you will incur. Please retain the risk factor that you believe more closely approximates the projected costs and delete the other one.

The noncomplying risk factor has been deleted.

Plan of Distribution and Selling Security Holders, page 18
----------------------------------------------------------
19. Please identify FINRA in this disclosure as the Financial Industry Regulatory Authority.

The disclosure has been updated for accuracy as follows:

There has been no market for our securities. Our common stock is not traded on any exchange or on the over-the-counter market. After the effective date of the registration statement relating to this prospectus, we hope to have a market maker file an application with the Financial Industry Regulatory Authority for our common stock to be eligible for trading on the over-the-counter market. We do not yet have a market maker who has agreed to file such application.

Business Operations
-------------------
General, page 21

20. Please amend your disclosure to clarify exactly what you mean by "acted as dental consulting with a number of other practices in the Phoenix area."

Disclosure has been updated as follows:

General
The registrant was incorporated under the laws of the State of Colorado on January 8, 2010. We are a development stage company, formed to build dental practices from scratch or to acquire existing dental practices. In addition, we will manage all aspects of the dental practices including payroll, human resources, collections, personnel, training etc. The officers of the registrant currently own and operate a privately held dental practice called SofTouch Dental LLC since 2005. SofTouch Dental LLC is a general dental practice located in Gilbert Arizona. In addition to owning a dental practice, the officers have contracted with 3 private practice dentists in the Phoenix area on a consulting basis. Consulting Services for these practices included: Reviewing accounting books and methods, analyze monthly reports, managing expenses, team training, effective treatment planning and presentation, telephone protocol, patient retention, personal motivators, staff recruitment, performance evaluations, promotions, employee relations, developing job descriptions, computer system review and update, leveraging technology, measurements and benchmarks, billing, etc. Although the registrant is in the same line of business, because it is a new entity, it has generated very little revenue, and our operations have been limited to organizational, start-up, and capital formation activities.

21. Please revise your statement that "the registrant provides a wide range of business services" to state that you "will provide" such services. As currently drafted, your disclosure suggests that you are currently providing these services.

Disclosure has been updated as follows:

The registrant will provide a wide range of business services to its affiliated dental practices. Among the services provided by SDM are; administrative functions, including accounting, human resources, marketing and finance; recruitment of professional, administrative and support personnel in the practices; and equipment and facility leasing.

22. Please amend your disclosure to provide the bases for your assertions concerning the shortage of affordable, well-managed dental offices in Arizona, particularly your statement that there are over 2,100 people for each dentist in the state versus 1,700 per dentist on average nationally.

Disclosure has been updated for clarity as follows:

Industry background
There is a shortage of affordable, well-managed dental offices in Arizona. According to a report by the American Dental Association entitled "Distribution of Dentists in the U.S. by Region and State", Arizona has an average of 2,100 people for every dentist. The national average according to the same report is 1,700 people for every dentist. Therefore, when looking at the country as a whole, Arizona dentists have potential for a larger average patient base than dentists outside of Arizona. With over 2,100 people for every dentist in the state, Arizona's concentration of dentists is less than the national average which is 1,700 people for every dentist. This means a typical Arizona dentist should have, on average, 400 more patients than a dentist in another part of the country.

23. Please amend your disclosure to more fully describe your in-house research, including the name and the industry background of the person(s) who performed this research and whether or not, to your knowledge, the results obtained are comparable to results that have been obtained by independent third parties.

Disclosure has been deleted for clarity

24. Please include the bases for your estimated projections on page 23 of annual collections exceeding $800,000 by the second year of operation and $1.1 million by the third year.

Disclosure has been updated to provide the following information:

In each new practice, we project annual collections of $300,000 in year one, $800,000 in year two, and 1.1 million by the end of year three. Following is our monthly revenue forecast:

Year 1 Monthly Forecast (in thousands)
 1  2   3   4   5   6   7   8   9  10  11  12
8k 10k 12k 15k 18k 21k 26k 30k 34k 38k 42k 46k

Year 2 Monthly Forecast (in thousands)
 1   2   3   4   5   6   7   8   9  10  11  12
50k 54k 57k 60k 63k 66k 69k 72k 75k 77k 79k 81k

Year 3 Monthly Forecast (in thousands)
 1   2   3   4   5   6   7   8   9  10  11  12
83k 85k 87k 89k 91k 92k 93k 94k 95k 96k 97k 98k

The projections above are based upon the officers' dental practice growth results and results achieved while consulting.

25. On page 23, please describe the purposes for which you will use the $600,000 you require in the next twelve months to implement your business plans.

The disclosure has been updated to show the proper breakdown of funds as follows:

The registrant estimates that it will require an approximate minimum of $600,000 in the next 12 months. Such funds will be needed for the following purposes:
   -  Locate specific dental practice for purchase
   -  Close on 1st practice and hire employees
   -  Begin general business operations and marketing

The officers expect to use the $600,000 as follows:

   - $500,000: Purchase building and equipment. Approximate allocation would be
   - $350,000 for building and build-out expenses and $150,000 for equipment.
   - $57,500: General working capital (salaries, marketing, supplies, utilities, telephone, etc.).
   -  $22,500:  SEC reporting costs
   -  $20,000:  General expenses

Estimated Dental Practice Expenses, page 24
-------------------------------------------
26. Please clarify how management is "aligned" with the insurance providers identified on page 25.

Disclosure has been updated as follows:

Private Payor Insurance: An affiliation with national payers is critical to driving new business. Following are common insurance plans that many dentists in Arizona accept. We plan on being in-network providers with credentialed dentists for each of the following insurance providers: Met Life, Delta Dental, Aetna, Cigna and Great Western, and TDA. Management is currently aligned with all of the above providers. National payers average 30 - 60 days for payment.

Insurance, page 26
------------------
27. Please amend your disclosure to provide an estimate of both the maximum liability coverage you intend to purchase and the amount of the premium you would expect to pay.

The disclosure has been updated for greater clarity:

The business liability policy will consist of liability and medical expenses of $1,000,000 with general aggregate limits of $2,000,000. Building and equipment losses will be covered at replacement costs of approximately $500,000. The annual premium for this coverage is estimated to be $1,200.

Dilution, page 28
-----------------
28. Please revise your dilution table to present amounts rounded to the nearest cent, in order to not imply a greater degree of precision than exists.

The Dilution table has been revised as follows:

Funding Level             $600,000        $300,000      $150,000      $75,000
                         ----------       --------      --------     --------
Offering price                $0.10          $0.10         $0.10        $0.10
Net tangible book
  value per common
  share before offering    .00            .00           .00          .00


Increase per common
  share attributable to
  investors                .05            .04           .02          .01
                         -----          -----         -----        -----
Pro forma net tangible
  book value per
  common share after
  offering                      .05            .04           .02          .01
                              -----          -----         -----        -----
Dilution to investors           .05            .06           .08          .09
Dilution as a
  percentage of
  offering price                 50%            60%           80%          90%

Management's Discussion and Analysis, page 30
---------------------------------------------
29. Please revise your disclosure to include a Results of Operations discussion. In your disclosure address the nature and components of both revenue from the related party and general and administrative expenses. Refer to Item 303(a)(3)(i) of Regulation S-K.

Disclosure has been updated to include a results of operations discussion, which is as follows:

Results of Operations
As of December 31, 2010, our gross revenue from operations was $6704. Revenue was derived from consulting services provided to SofTouch Dental LLC as well as Kevin Wolff DDS. During this same period, all Operating Expenses including office supplies, postage, consulting services, professional fees printing etc. totaled $14,770. Adding in miscellaneous income of $200, this led to a net loss of $7,866. Registrant continues to consult with SofTouch Dental LLC and will continue for the foreseeable future. To date, there have been no unusual or infrequent transactions that have affected operations and the Registrant. Registrant will continue consulting with other dental practices, looking for additional consulting contracts and fulfilling those contracts.

Liquidity and Capital Resources
-------------------------------
Going Concern, page 31

30. You disclose on page 31 that in the near term, Tri-mark expects operating costs to continue to exceed funds generated from operations. It is not clear what Tri-Mark represents; please revise your disclosure to clarify.

The disclosure has been updated for accuracy as follows:

Going Concern
Our financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. In the near term, we expect operating costs to continue to exceed funds generated from operations. As a result, we expect to continue to incur operating losses and may have insufficient funds to grow its business in the near future. We can give no assurance that it will achieve profitability or be capable of sustaining profitable operations. As a result, operations in the near future are expected to continue to use working capital.

Directors, Executive Officers, Promoters and Control Persons, page 32
---------------------------------------------------------------------
31. Please provide specific dates for Mr. Ray's biographical information within the last five years. For example, if Mr. Ray has been employed continuously at Fluid and Company since 1998, please make this clear.

Biography has been updated for greater clarity as follows

Since January of 2003, Mr. Ray has been a part owner of LR Properties, LLC which is a real-estate investment and development company. He is also part owner of Baywind Holdings LLC which owns SofTouch Dental Care LLC since 2005 as well as Strategic Dental Management since 2008. He volunteers as a boy scout leader and is active in politics.

Executive Compensation, page 34
-------------------------------
32. Please disclose the method by which you intend to compensate your named executive officers, if and when you choose to do so, and state when you expect these officers will begin receiving compensation.

Disclosure has been updated as follows:

Officers are not currently under any employment contract and are not due to be compensated until the first practice is acquired and opened. Once the first practice is acquired and opened, Officers will be compensated 10% (5% each) of practice collections on a monthly basis. This formula will remain the same with each practice that is opened.

Certain Relationships and Related Transactions, page 38
-------------------------------------------------------
33. Please amend your disclosure to include a discussion of the consulting agreement you have entered into with SofTouch Dental, including its material provisions, the amount paid to SofTouch Dental to date, and file this agreement as an exhibit to your registration statement.

The agreement filed as an attachment, and disclosure updated as follows:

On January 15, 2010, SofTouch Dental, LLC. and Strategic Dental Management Corp entered into a 24 month consulting agreement. As part of this agreement, SofTouch Dental agreed to pay Strategic Dental Management Corp for management and consulting services as outlined in Exhibit A. Through December 31, 2010, SofTouch Dental paid $4,500 to Strategic Dental Management Corp.

34. Please identify the holder(s) of the convertible promissory note dated June 26, 2010, and file this note as an exhibit to your registration statement.

The note filed as an attachment and disclosure updated to include the proper name.

The holder of the convertible promissory note dated June 26, 2010 is American Business Services, Inc. and is attached as Exhibit B.

Notes to Financial Statements
Note 1 - Organization and Summary of Significant Accounting Policies
-------------------------------------------------------------------
Revenue Recognition, page 52
----------------------------
35. Your accounting policy is specific to revenue from product sales. However, your company provides consulting and management services to the dental industry. Please revise your accounting policy to specifically address revenue recognition from your consulting and management services, and include a description of the services you provided to the related party for which you recognized revenue in the period. Clarify why you do not believe the amount received from the related party should be classified as a capital contribution.

The registrant's revenue recognition policy in footnote 1 has been clarified, and additional disclosure as to services provided has been added to footnote 5. The registrant has recorded the amounts received to revenue, as work was performed in exchange for monies received, as opposed to a capital contribution where funds are contributed generally without work or services exchanged to obtain the funds.

Note 2 - Notes payable, page 54
-------------------------------
36. You disclose your note is convertible anytime at the holder's option at five cents per share. As the conversion rate is lower than your estimated IPO price of ten cents per share, it appears your debt may have a beneficial conversion feature. Please provide us with your accounting analysis as to whether your debt includes a beneficial conversion feature, and tell us how you considered ASC 470-20-25. Additionally, please revise your disclosure to include a description of the conversion feature, including whether the conversion is limited to shares of the company's stock and/or whether there will be automatic conversion of the debt upon effectiveness of the IPO. Finally, please label your Notes Payable as Convertible Notes Payable - related party on your Balance Sheet.

In considering whether or not the Company's convertible note payable has a beneficial conversion feature in light of ASC 470-20-25 guidance, the Company noted that the note payable, with a conversion price of $.05 per share, was issued in close proximity to common stock sales made by the Company also at $.05 per share. The IPO price at the time of note issuance had not been set. In addition, although the IPO price has been set at $.10 per share, there is no guarantee that the Company will be able to sell any significant amount of stock at that price, or that any supportable trading market for the Company's stock will develop at any price. Therefore the Company does not believe the note bears a beneficial conversion feature.

Additional note disclosure as requested has been added to the balance sheet and to footnote 2.

Note 6 - Going concern, page 54
-------------------------------
37. You disclose on page 55 that the company hopes, through marketing efforts, to generate revenues from sales of its art consulting and marketing services. Based on your Organization disclosure in Note 1, it does not appear that you have art consulting and marketing services. Please revise your disclosure to clarify this matter.

Disclosure in footnote 6 has been corrected to reflect the Company's business of dental practice management and consulting.

Signatures, page 61
-------------------
38. In your next amendment, please indicate which of your signatories acts in the capacities of "principal executive officer" and "principal financial officer," as you have done elsewhere in your registration statement.

The disclosure has been updated to include the appropriate capacities.

Thank you for your time and consideration in this matter. Please do not hesitate to contact me if you have any questions regarding the above.

Very truly yours,

/s/Jody M. Walker
------------------------
Jody M. Walker
Attorney At Law